Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
LNG revenues—affiliate	$ 16,236	$ 0
Cost of sales—affiliate	3,890	0
Operating and maintenance expense—affiliate	66,230	456	$ 1,331	$ 95	$ 0
Terminal use agreement maintenance expense—affiliate	208	308	400	387	394
Development expense—affiliate	484	562	722	1,153	1,392
General and administrative expense—affiliate	51,824	58,304	87,681	71,065	93,064
Cheniere Marketing Master SPA [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	16,236	0
Cargo loading fees under the Terminal Use Rights Assignment and Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—affiliate	2,460	0
Fees under Pre-commercial LNG Marketing Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—affiliate	1,430	0
Terminal Use Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	28,764	0
Terminal use agreement maintenance expense—affiliate	208	308	18,800	26,700	26,600
Natural Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	24,344	0
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	12,530	221	1,300	95	0
Development expense—affiliate	369	562
General and administrative expense—affiliate	51,824	58,048	87,000	70,600	92,600
LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	592	235
Development expense—affiliate	115	0
General and administrative expense—affiliate	0	241	$ 700	$ 500	$ 500
Other agreements [Member]
Related Party Transaction [Line Items]
General and administrative expense—affiliate	$ 0	$ 15